DoubleLine Emerging Markets Local Currency Bond Fund	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
FOREIGN CORPORATE BONDS - 20.9%
BRAZIL - 0.7%
550,000 BRL	Simpar Finance SARL	10.75%	(a)	02/12/2028	81,908
CHINA - 4.8%
2,000,000 CNY	European Bank for Reconstruction & Development	2.75%		04/27/2032	276,802
2,210,000 CNY	International Bank for Reconstruction & Development	2.00%		02/18/2026	302,071
					578,873
COLOMBIA - 1.5%
833,000,000 COP	Empresas Publicas de Medellin ESP	8.38%	(a)	11/08/2027	178,228
INDIA - 2.9%
11,500,000 INR	Asian Development Bank	6.20%		10/06/2026	136,096
18,000,000 INR	International Bank for Reconstruction & Development	6.85%		04/24/2028	214,794
					350,890
INDONESIA - 2.2%
4,800,000,000 IDR	European Bank for Reconstruction & Development	4.25%		02/07/2028	271,980
MEXICO - 4.8%
4,500,000 MXN	America Movil SAB de CV	10.30%		01/30/2034	237,360
6,900,000 MXN	International Finance Corp.	7.50%		01/18/2028	348,542
					585,902
PERU - 0.7%
325,000 PEN	Banco de Credito del Peru SA	4.65%	(a)	09/17/2024	84,029
POLAND - 3.3%
1,840,000 PLN	European Investment Bank	3.00%		11/25/2029	402,358
	Total Foreign Corporate Bonds (Cost $2,707,773)				2,534,168
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 73.1%
BRAZIL - 9.7%
1,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2025	178,116
2,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2027	343,655
2,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2029	332,060
2,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%		01/01/2031	321,975
					1,175,806
CHILE - 0.8%
90,000,000 CLP	Bonos de la Tesoreria de la Republica en pesos	4.50%		03/01/2026	95,399
COLOMBIA - 1.3%
350,000,000 COP	Colombian TES	6.25%		11/26/2025	81,916
350,000,000 COP	Colombian TES	7.50%		08/26/2026	81,257
					163,173
CZECH REPUBLIC - 4.5%
10,600,000 CZK	Czech Republic Government Bond	2.75%		07/23/2029	427,665
2,700,000 CZK	Czech Republic Government Bond	4.90%		04/14/2034	122,041
					549,706
HUNGARY - 4.0%
90,000,000 HUF	Hungary Government Bond	2.50%		10/24/2024	241,148
53,000,000 HUF	Hungary Government Bond	4.75%		11/24/2032	125,434
41,800,000 HUF	Hungary Government Bond	7.00%		10/24/2035	114,906
					481,488
INDONESIA - 9.4%
6,065,000,000 IDR	Indonesia Treasury Bond	8.25%		05/15/2029	390,197
1,800,000,000 IDR	Indonesia Treasury Bond	7.00%		02/15/2033	110,048
6,170,000,000 IDR	Indonesia Treasury Bond	8.38%		03/15/2034	412,212
3,662,000,000 IDR	Indonesia Treasury Bond	7.50%		06/15/2035	231,201
					1,143,658
MALAYSIA - 4.3%
1,200,000 MYR	Malaysia Government Bond	3.50%		05/31/2027	254,137

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,300,000 MYR	Malaysia Government Bond	3.58%	07/15/2032	270,527
				524,664
MEXICO - 8.2%
5,900,000 MXN	Mexican Bonos	5.00%	03/06/2025	310,786
7,800,000 MXN	Mexican Bonos	5.75%	03/05/2026	394,327
5,980,000 MXN	Mexican Bonos	7.75%	05/29/2031	291,613
				996,726
PERU - 3.2%
1,670,000 PEN	Peru Government Bond	5.40%	08/12/2034	382,378
PHILIPPINES - 0.6%
4,500,000 PHP	Philippine Government Bond	6.88%	01/10/2029	78,267
POLAND - 5.8%
1,160,000 PLN	Republic of Poland Government Bond	3.25%	07/25/2025	283,204
2,200,000 PLN	Republic of Poland Government Bond	1.75%	04/25/2032	415,857
				699,061
ROMANIA - 3.5%
830,000 RON	Romania Government Bond	3.70%	11/25/2024	177,403
1,100,000 RON	Romania Government Bond	8.00%	04/29/2030	251,170
				428,573
SOUTH AFRICA - 13.1%
5,300,000 ZAR	Republic of South Africa Government Bond	8.00%	01/31/2030	267,458
6,760,000 ZAR	Republic of South Africa Government Bond	8.25%	03/31/2032	324,183
12,160,000 ZAR	Republic of South Africa Government Bond	8.88%	02/28/2035	565,935
10,120,000 ZAR	Republic of South Africa Government Bond	8.50%	01/31/2037	437,840
				1,595,416
THAILAND - 4.7%
6,150,000 THB	Thailand Government Bond	3.85%	12/12/2025	171,167
7,000,000 THB	Thailand Government Bond	3.35%	06/17/2033	200,832
8,000,000 THB	Thailand Government Bond	1.59%	12/17/2035	192,630
				564,629
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $9,854,586)			8,878,944
SHORT TERM INVESTMENTS - 2.0%
79,408 USD	BlackRock Liquidity FedFund - Institutional	5.18%	(b)	79,408
79,413 USD	Fidelity Government Portfolio - Institutional	5.21%	(b)	79,413
79,417 USD	MSILF Government Portfolio - Institutional	5.23%	(b)	79,417
	Total Short Term Investments (Cost $238,238)			238,238
	Total Investments - 96.0% (Cost $12,800,597)			11,651,350
	Other Assets in Excess of Liabilities - 4.0%			486,021
	NET ASSETS - 100.0%			$12,137,371

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	73.1%
Foreign Corporate Bonds	20.9%
Short Term Investments	2.0%
Other Assets and Liabilities	4.0%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	73.1%
Finance	16.1%
Short Term Investments	2.0%
Telecommunications	2.0%
Utilities	1.4%
Banking	0.7%
Transportation	0.7%
Other Assets and Liabilities	4.0%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
South Africa	13.1%
Mexico	13.0%
Indonesia	11.6%
Brazil	10.4%
Poland	9.1%
China	4.8%
Thailand	4.7%
Czech Republic	4.5%
Malaysia	4.3%
Hungary	4.0%
Peru	3.9%
Romania	3.5%
India	2.9%
Colombia	2.8%
United States	2.0%
Chile	0.8%
Philippines	0.6%
Other Assets and Liabilities	4.0%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Seven-day yield as of period end.

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna

HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Emerging Markets Local Currency Bond Fund
Investments in Securities
Level 1
Short Term Investments	$238,238
Total Level 1	238,238
Level 2
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	8,878,944
Foreign Corporate Bonds	2,534,168
Total Level 2	11,413,112
Total	$11,651,350

See the Schedule of Investments for further disaggregation of investment categories.